RELATED PARTY TRANSACTIONS - Narrative (Details)		12 Months Ended
	Jul. 04, 2025 USD ($)	Dec. 31, 2025 USD ($) agreement $ / shares	Dec. 31, 2024 USD ($)	Dec. 31, 2023 USD ($)
Disclosure of transactions between related parties [line items]
Number of credit agreements expected to entered into | agreement		2
Par value per share (in dollars per share) | $ / shares		$ 35.20
Sale of business interest (as a percentage)	7.00%
Initial redemption amount	$ 306,000,000
Net asset value of the interest sold, discount (as percent)	8.60%
Redemption period	18 months
Gain on disposal	$ 149,000,000
Private equity fund, percent		13.00%
Partnership for proceeds, amount		$ 41,000,000
Disposal group, consolidated statements of changes in equity
Disclosure of transactions between related parties [line items]
Gain on disposal	$ 149,000,000
Software and technology services operation
Disclosure of transactions between related parties [line items]
Sale of business interest (as a percentage)	7.00%
Brookfield Credit Agreements
Disclosure of transactions between related parties [line items]
Term of credit facility (in years)		10 years
Amount outstanding		$ 554,000,000	$ 470,000,000
Provision of related party guarantee by entity		2,350,000,000
Revolving credit facility, face amount		1,000,000,000
Bilateral Credit Facility
Disclosure of transactions between related parties [line items]
Maximum borrowing capacity		1,000,000,000
Revolving credit facility, face amount		1,000,000,000
Brookfield Business Partners
Disclosure of transactions between related parties [line items]
Capital commitments		25,000,000
Brookfield Business Partners | Top of range
Disclosure of transactions between related parties [line items]
Contractual capital commitments		1,500,000,000
Brookfield Business Corporation
Disclosure of transactions between related parties [line items]
Capital commitments		0	0
Brookfield Business Partners L.P.
Disclosure of transactions between related parties [line items]
Capital commitments		$ 725,000,000	725,000,000
Annual dividend (as a percent)		7.00%
Subsidiary of Brookfield
Disclosure of transactions between related parties [line items]
Base management fee, quarterly percentage		0.3125%
Base management fee, annual percentage		1.25%
Brookfield Business Partners
Disclosure of transactions between related parties [line items]
Base management fee allocated		$ 33,000,000	25,000,000	$ 17,000,000
Capital commitments		$ 2,000,000,000
Weighted average remaining contractual life of outstanding share options		5 days
Par value per share (in dollars per share) | $ / shares		$ 25.00
Deposits		$ 0	0
Interest costs incurred		0	0
Accounts and other receivables		1,100,000,000
Brookfield Business Partners | Minimum
Disclosure of transactions between related parties [line items]
Capital commitments		10,000,000
Brookfield Business Corporation
Disclosure of transactions between related parties [line items]
Financial assets		$ 273,000,000	$ 0